Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000151917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Managed Beta Fund
Class Name	Institutional Class
Trading Symbol	GGMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 4,315,013,994
Holdings Count | Holding	1,131
Advisory Fees Paid, Amount	$ 4,672,572
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$4,315,013,994
# of Portfolio Holdings	1,131
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$4,672,572

Holdings [Text Block]

Asset Allocation (%)

Common Stocks	10.4%
Other	85.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201707
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Class P
Trading Symbol	GSQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 2,360,982,510
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 7,968,100
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$2,360,982,510
# of Portfolio Holdings	159
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$7,968,100

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	58.6	33.3	25.4	7.9
Developed Markets Currency	6.7	1.2	5.5	-4.4
Developed Markets Equity Call Options	18.1	18.1	-	18.1
Developed Markets Equity Put Options	334.5	140.1	194.4	-54.4
Fixed Income	66.1	64.8	1.4	63.4
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.0	-	13.0	-13.0
Interest Rate Call Options	7.4	7.4	-	7.4
Interest Rate Put Options	7.4	7.4	-	7.4
Short-term investments	90.9	90.9	-	90.9
US Equity	51.2	51.2	-	51.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Institutional Class
Trading Symbol	SFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 2,360,982,510
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 7,968,100
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$2,360,982,510
# of Portfolio Holdings	159
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$7,968,100

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	58.6	33.3	25.4	7.9
Developed Markets Currency	6.7	1.2	5.5	-4.4
Developed Markets Equity Call Options	18.1	18.1	-	18.1
Developed Markets Equity Put Options	334.5	140.1	194.4	-54.4
Fixed Income	66.1	64.8	1.4	63.4
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.0	-	13.0	-13.0
Interest Rate Call Options	7.4	7.4	-	7.4
Interest Rate Put Options	7.4	7.4	-	7.4
Short-term investments	90.9	90.9	-	90.9
US Equity	51.2	51.2	-	51.2

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226253
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Class P
Trading Symbol	SVPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 496,685,915
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 797,346
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$496,685,915
# of Portfolio Holdings	84
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$797,346

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	36.5	21.1	15.4	5.7
Developed Markets Equity Put Options	316.9	131.3	185.5	-54.2
Fixed Income	46.5	46.5	-	46.5
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.1	-	13.1	-13.1
Interest Rate Call Options	0.6	0.6	-	0.6
Interest Rate Put Options	0.6	0.6	-	0.6
Short-term investments	94.3	94.3	-	94.3
US Equity	0.6	0.6	-	0.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Institutional Class
Trading Symbol	SVPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 496,685,915
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 797,346
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$496,685,915
# of Portfolio Holdings	84
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$797,346

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	36.5	21.1	15.4	5.7
Developed Markets Equity Put Options	316.9	131.3	185.5	-54.2
Fixed Income	46.5	46.5	-	46.5
Fixed Income Call Options	13.5	-	13.5	-13.5
Fixed Income Put Options	13.1	-	13.1	-13.1
Interest Rate Call Options	0.6	0.6	-	0.6
Interest Rate Put Options	0.6	0.6	-	0.6
Short-term investments	94.3	94.3	-	94.3
US Equity	0.6	0.6	-	0.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country. "Short-term Investments” includes U.S. Treasuries and other short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201713
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class P
Trading Symbol	GSLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 4,641,161,202
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 15,166,684
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$4,641,161,202
# of Portfolio Holdings	258
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$15,166,684

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
Ensemble Timing System Tilt (S&P 500)	0.9	0.9	-	0.9
EUR 10yr Interest Rate Swaps	4.4	4.4	-	4.4
GBP 10yr Interest Rate Swaps	6.9	6.9	-	6.9
GBP 10yr Receiver Swaptions	1.9	-	1.9	-1.9
German Bond Future Options	2.3	2.3	-	2.3
INRUSD	6.2	-	6.2	-6.2
Investment Grade Fixed Income	54.2	54.2	-	54.2
Long European Healthcare Equities	2.6	2.6	-	2.6
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	1.3	1.3	-	1.3
Long Spot Uranium	1.1	1.1	-	1.1
Long US Healthcare Equities	3.2	3.2	-	3.2
MLPs	1.0	1.0	-	1.0
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
US Real Estate Sector Options	0.6	0.6	-	0.6
USDCHF Options	1.6	1.6	-	1.6

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class R6
Trading Symbol	TTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 4,641,161,202
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 15,166,684
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$4,641,161,202
# of Portfolio Holdings	258
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$15,166,684

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
Ensemble Timing System Tilt (S&P 500)	0.9	0.9	-	0.9
EUR 10yr Interest Rate Swaps	4.4	4.4	-	4.4
GBP 10yr Interest Rate Swaps	6.9	6.9	-	6.9
GBP 10yr Receiver Swaptions	1.9	-	1.9	-1.9
German Bond Future Options	2.3	2.3	-	2.3
INRUSD	6.2	-	6.2	-6.2
Investment Grade Fixed Income	54.2	54.2	-	54.2
Long European Healthcare Equities	2.6	2.6	-	2.6
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	1.3	1.3	-	1.3
Long Spot Uranium	1.1	1.1	-	1.1
Long US Healthcare Equities	3.2	3.2	-	3.2
MLPs	1.0	1.0	-	1.0
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
US Real Estate Sector Options	0.6	0.6	-	0.6
USDCHF Options	1.6	1.6	-	1.6

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000144475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Institutional Class
Trading Symbol	TTIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 4,641,161,202
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 15,166,684
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of February 28, 2025)
Total Net Assets	$4,641,161,202
# of Portfolio Holdings	258
Portfolio Turnover Rate	87%
Total Net Advisory Fees Paid	$15,166,684

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
COB 5yr Interest Rate Swaps	1.3	1.3	-	1.3
Ensemble Timing System Tilt (S&P 500)	0.9	0.9	-	0.9
EUR 10yr Interest Rate Swaps	4.4	4.4	-	4.4
GBP 10yr Interest Rate Swaps	6.9	6.9	-	6.9
GBP 10yr Receiver Swaptions	1.9	-	1.9	-1.9
German Bond Future Options	2.3	2.3	-	2.3
INRUSD	6.2	-	6.2	-6.2
Investment Grade Fixed Income	54.2	54.2	-	54.2
Long European Healthcare Equities	2.6	2.6	-	2.6
Long Mexico Equities	1.2	1.2	-	1.2
Long South Africa Equities	1.3	1.3	-	1.3
Long Spot Uranium	1.1	1.1	-	1.1
Long US Healthcare Equities	3.2	3.2	-	3.2
MLPs	1.0	1.0	-	1.0
Trend-Based Rotation Tilt	1.9	1.9	-	1.9
US Real Estate Sector Options	0.6	0.6	-	0.6
USDCHF Options	1.6	1.6	-	1.6

* Tilts exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a tilt exposure), divided by the Fund's total net assets. "Net Exposure" represents the net exposure within the Fund to a given tilt position, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
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